TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision of impairment
Beginning balance	Rp (8,634)
Ending balance	(10,667)	Rp (8,634)
Allowance for expected credit losses
Provision of impairment
Beginning balance	7,568	7,802
Allowance for expected credit losses	513	567
Receivables written off	(575)	(801)
Ending balance	Rp 7,506	Rp 7,568